Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date		rr_ProspectusDate	Jan. 28, 2015
RBC BlueBay Emerging Market Corporate Bond Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a % of offering price)	[1]	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)		rr_RedemptionFeeOverRedemption	2.00%
Management Fees	[2]	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	[2]	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	[2]	rr_OtherExpensesOverAssets	55.16%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	56.26%
Fee Waiver and/or Expense Reimbursement	[2],[3]	rr_FeeWaiverOrReimbursementOverAssets	(55.435%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2]	rr_NetExpensesOverAssets	0.825%
One Year		rr_ExpenseExampleYear01	$ 506
Three Years		rr_ExpenseExampleYear03	6,713
Five Years		rr_ExpenseExampleYear05	8,188
Ten Years		rr_ExpenseExampleYear10	$ 8,635
RBC BlueBay Emerging Market Corporate Bond Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	[1]	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)		rr_RedemptionFeeOverRedemption	2.00%
Management Fees	[2]	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	[2]	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.68%
Fee Waiver and/or Expense Reimbursement	[2],[3]	rr_FeeWaiverOrReimbursementOverAssets	(1.105%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2]	rr_NetExpensesOverAssets	0.575%
One Year		rr_ExpenseExampleYear01	$ 59
Three Years		rr_ExpenseExampleYear03	421
Five Years		rr_ExpenseExampleYear05	808
Ten Years		rr_ExpenseExampleYear10	$ 1,894
RBC BlueBay Emerging Market Corporate Bond Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		cik0001272950_SupplementTextBlock

RBC FUNDS TRUST

RBC BlueBay Emerging Market Corporate Bond Fund
RBC BlueBay Global High Yield Bond Fund
(each, a "Fund" and collectively, the "Funds")

Supplement dated August 3, 2015 to the RBC BlueBay Funds Prospectus dated January 28, 2015,
(the "BlueBay Prospectus")

This Supplement provides additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.

I.

The Funds' Board of Trustees has approved an increase of the contractual fee waivers on the advisory fees, which is intended to lower the Funds' net expense levels and thereby make the Funds more competitively priced.

Effective August 3, 2015, the annual operating expense limits are amended to require that the Advisor waive additional advisory fees and/or bear additional Fund expenses, in addition to the amounts previously agreed to be waived or paid, in an incremental additional annual amount of 42.5 basis points for the RBC BlueBay Emerging Market Corporate Bond Fund and 35 basis points for the RBC BlueBay Global High Yield Bond Fund.

To reflect these changes, the Prospectus is hereby amended as follows:

1.

With respect to the RBC BlueBay Emerging Market Corporate Bond Fund in the BlueBay Prospectus in the "Fund Summary" section, the "Fees and Expenses of the Fund" table and accompanying footnotes on page 9 and the "Example" table and accompanying introductory paragraph on page 9 are deleted in their entirety and replaced with the following:

Risk/Return [Heading]		rr_RiskReturnHeading	RBC BlueBay Emerging Market Corporate Bond Fund
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first three years only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[1]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.
[2]	Annual Fund Operating Expenses have been restated to reflect reductions of the contractual advisory fee rate and operating expense limit that became effective on October 1, 2014.
[3]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding distribution fees, brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 0.575% of the Fund's average daily net assets. This expense limitation agreement will remain in place until October 31, 2017 and may not be terminated by the Advisor prior to that date.